Statutory reserves (Details) (PRC Subsidiaries) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum
Statutory reserves
Percentage of net profit required to be transferred to statutory reserve	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Percentage of registered capital required to be maintained in the statutory surplus reserve					25.00%
Appropriations to statutory reserve funds	$ 2,396	14,928	16,834	31,048
Accumulated balance of the statutory reserve funds	$ 36,685	228,550	213,622